SHARE-BASED COMPENSATION - Schedule of Compensation Expense (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 400,636	$ 1,413,843
Administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	319,924	1,039,866
Selling expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 80,712	$ 373,977